SEGMENT REPORTING - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating and reportable segments | segment	6	5
Revenue from contracts with customers	$ 62,441.0	$ 68,275.0	$ 79,844.0
Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 108.0	$ 128.0	$ 206.0